Regulatory Capital Requirements - Additional Information (Detail) (Lower Limit)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Lower Limit
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Percentage of Consolidated Net Income	10.00%	10.00%